Note 14 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended		12 Months Ended		24 Months Ended
	Jan. 30, 2018	May 31, 2017	Dec. 05, 2016	Oct. 19, 2012	Mar. 27, 2012	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	May 13, 2015	Jan. 21, 2014	Aug. 07, 2013
Common Stock, Shares, Outstanding, Ending Balance		105,840,848				110,379,350				110,379,350
Follow on Offering Proceeds Net Related Expenses						$ 111,224	$ 91,675
Common Stock, Dividends, Per Share, Cash Paid						$ 0.10	$ 0.10
Dividends, Preferred Stock, Cash						$ 12,658	$ 10,532
Fourth Quarter 2016 Dividends [Member]
Dividends, Common Stock, Cash							$ 3,619
Common Stock Dividends, Shares							1,014,550
First Quarter 2017 Dividends [Member]
Dividends, Common Stock, Cash							$ 3,610
Common Stock Dividends, Shares							751,817
Fourth Quarter 2017 Dividends [Member]
Dividends, Common Stock, Cash						$ 4,583
Common Stock Dividends, Shares						988,841
First Quarter 2018 Dividends [Member]
Dividends, Common Stock, Cash						$ 4,833
Common Stock Dividends, Shares						885,324
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues						299,200		598,400	598,400
Common Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total						$ 0				$ 0
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues						1,874,165		3,682,704	2,428,081	7,984,950
Common Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Shares Issued, Price Per Share						$ 6.5839		$ 6.194	$ 8.043837	$ 6.5839
Series E Preferred Stock [Member]
Sale of Stock, Price Per Share	$ 25
Preferred Stock, Shares Issued, Total	4,600,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Follow on Offering Proceeds Net Related Expenses	$ 111,224
Series E Preferred Stock [Member] | January 30, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,126
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.46224
Series B Preferred Stock [Member]
Sale of Stock, Price Per Share													$ 25
Preferred Stock, Shares Issued, Total													2,000,000
Preferred Stock, Par or Stated Value Per Share													$ 0.0001
Series B Preferred Stock [Member] | October 15, 2016 to January 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash							$ 953
Preferred Stock, Dividends, Per Share, Cash Paid							$ 0.476563
Series B Preferred Stock [Member] | January 15, 2017 to April 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash							$ 953
Preferred Stock, Dividends, Per Share, Cash Paid							$ 0.476563
Series B Preferred Stock [Member] | October 15, 2017 to January 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 953
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.476563
Series B Preferred Stock [Member] | January 15, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 953
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.476563
Series C Preferred Stock [Member]
Sale of Stock, Price Per Share												$ 25
Preferred Stock, Shares Issued, Total												4,000,000
Preferred Stock, Par or Stated Value Per Share												$ 0.0001
Series C Preferred Stock [Member] | October 15, 2016 to January 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash							$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid							$ 0.53125
Series C Preferred Stock [Member] | January 15, 2017 to April 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash							$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid							$ 0.53125
Series C Preferred Stock [Member] | October 15, 2017 to January 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.53125
Series C Preferred Stock [Member] | January 15, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.53125
Series D Preferred Stock [Member]
Sale of Stock, Price Per Share											$ 25
Preferred Stock, Shares Issued, Total											4,000,000
Preferred Stock, Par or Stated Value Per Share											$ 0.0001
Series D Preferred Stock [Member] | October 15, 2016 to January 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash							$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid							$ 0.546875
Series D Preferred Stock [Member] | January 15, 2017 to April 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash							$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid							$ 0.546875
Series D Preferred Stock [Member] | October 15, 2017 to January 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.546875
Series D Preferred Stock [Member] | January 15, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.546875
Follow On Offering [Member]
Stock Issued During Period, Shares, New Issues		13,500,000	12,000,000	7,000,000	7,500,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share		$ 7.10	$ 6	$ 14	$ 14.10
Proceeds from Issuance of Common Stock		$ 91,675	$ 69,037